Meridian Hedged Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 134.7%
Communication Services - 15.3%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	5,892	$247,228
Entertainment - 6.6%
Liberty Media Corp.-Liberty Live Class A1	3,237	137,087
Liberty Media Corp.-Liberty Live Class C1	199	8,720
Live Nation Entertainment, Inc.[1,2]	19,500	2,062,515
Madison Square Garden Entertainment Corp.[1]	4,977	195,148
Sphere Entertainment Co.[1]	4,977	244,271
Walt Disney Co. (The)	3,546	433,889
		3,081,630
Interactive Media & Services - 6.1%
Alphabet, Inc. Class C1,2	12,100	1,842,346
IAC, Inc.[1]	4,170	222,428
Match Group, Inc.[1,2]	21,000	761,880
		2,826,654
Media - 2.1%
Boston Omaha Corp. Class A1	9,662	149,375
Liberty Broadband Corp. Class C1	7,553	432,258
Liberty Media Corp.-Liberty SiriusXM Class A1	12,951	384,645
Liberty Media Corp.-Liberty SiriusXM[1]	799	23,738
		990,016
Total Communication Services		7,145,528
Consumer Discretionary - 33.9%
Automobiles - 5.4%
Rivian Automotive, Inc. Class A1,2	232,370	2,544,451
Broadline Retail - 6.4%
Alibaba Group Holding Ltd. ADR (China)[2]	22,500	1,628,100
Amazon.com, Inc.[1]	7,494	1,351,768
		2,979,868
Diversified Consumer Services - 2.1%
ADT, Inc.[2]	144,000	967,680
Hotels, Restaurants & Leisure - 5.3%
Airbnb, Inc. Class A1,2	4,000	659,840
MGM Resorts International[1,2]	38,400	1,812,864
		2,472,704
Household Durables - 4.7%
D.R. Horton, Inc.[2]	13,500	2,221,425
Specialty Retail - 6.9%
Advance Auto Parts, Inc.	1,717	146,100
	Shares	Value
Home Depot, Inc. (The)	1,148	$440,373
Lowe's Cos., Inc.	2,065	526,017
Sally Beauty Holdings, Inc.[1,2]	170,000	2,111,400
		3,223,890
Textiles, Apparel & Luxury Goods - 3.1%
Levi Strauss & Co. Class A2	59,000	1,179,410
NIKE, Inc. Class B	3,025	284,289
		1,463,699
Total Consumer Discretionary		15,873,717
Consumer Staples - 8.0%
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	773	566,323
Target Corp.	2,234	395,887
		962,210
Food Products - 4.0%
Archer-Daniels-Midland Co.[2]	17,900	1,124,299
Dole Plc	32,645	389,455
Lamb Weston Holdings, Inc.[2]	3,300	351,549
		1,865,303
Personal Care Products - 1.9%
Coty, Inc. Class A1,2	48,000	574,080
Kenvue, Inc.	15,412	330,742
		904,822
Total Consumer Staples		3,732,335
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	3,310	522,119
Total Energy		522,119
Financials - 15.2%
Banks - 4.8%
JPMorgan Chase & Co.	4,000	801,200
U.S. Bancorp	17,777	794,632
Wells Fargo & Co.[2]	11,700	678,132
		2,273,964
Capital Markets - 7.6%
Charles Schwab Corp. (The)[2]	32,200	2,329,348
Intercontinental Exchange, Inc.	6,664	915,834
S&P Global, Inc.	690	293,560
		3,538,742
Financial Services - 2.8%
PayPal Holdings, Inc.[1]	3,160	211,688
Visa, Inc. Class A	3,911	1,091,482
		1,303,170
Total Financials		7,115,876

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Health Care - 8.1%
Health Care Providers & Services - 1.8%
Progyny, Inc.[1,2]	22,500	$858,375
Life Sciences Tools & Services - 5.5%
Danaher Corp.	2,025	505,683
Illumina, Inc. [1,2]	15,200	2,087,264
		2,592,947
Pharmaceuticals - 0.8%
Johnson & Johnson	2,215	350,391
Total Health Care		3,801,713
Industrials - 6.6%
Commercial Services & Supplies - 2.2%
ACV Auctions, Inc. Class A1	13,594	255,160
GFL Environmental, Inc.[2]	22,226	766,797
		1,021,957
Electrical Equipment - 2.8%
Acuity Brands, Inc.[2]	4,800	1,289,904
Professional Services - 1.6%
Alight, Inc. Class A1	27,247	268,383
CACI International, Inc. Class A1	840	318,217
Dun & Bradstreet Holdings, Inc.	17,376	174,455
		761,055
Total Industrials		3,072,916
Information Technology - 36.9%
IT Services - 1.8%
Shopify, Inc. Class A (Canada)[1,2]	11,300	872,021
Semiconductors & Semiconductor Equipment - 19.7%
GLOBALFOUNDRIES, Inc.[1,3]	4,200	218,862
Micron Technology, Inc.[2]	12,000	1,414,680
NVIDIA Corp.[2]	5,953	5,378,893
QUALCOMM, Inc.[2]	13,000	2,200,900
		9,213,335
Software - 14.1%
Clear Secure, Inc. Class A2	96,000	2,041,920
Microsoft Corp.	2,889	1,215,460
Salesforce, Inc.[2]	1,729	520,740
ServiceNow, Inc.[1,2]	1,600	1,219,840
Zoom Video Communications, Inc. Class A1,2	24,300	1,588,491
		6,586,451
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.[2]	3,588	615,270
Total Information Technology		17,287,077
	Shares	Value
Materials - 2.4%
Chemicals - 2.4%
Huntsman Corp.[2]	43,000	$1,119,290
Total Materials		1,119,290
Real Estate - 3.4%
Office REITs - 0.8%
Alexandria Real Estate Equities, Inc.	2,941	379,124
Specialized REITs - 2.6%
American Tower Corp.	2,978	588,423
Equinix, Inc.	772	637,155
		1,225,578
Total Real Estate		1,604,702
Utilities - 3.8%
Electric Utilities - 1.1%
Entergy Corp.	4,787	505,890
Independent Power & Renewable Electricity Producers - 2.7%
Vistra Corp.	18,609	1,296,117
Total Utilities		1,802,007
Total Common Stocks - 134.7% (Cost $52,397,756)		63,077,280
Shares/ Principal Amount
Short-Term Investments - 10.5%
Money Market Funds - 10.0%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.21% (Cost $4,681,038)	4,681,038	4,681,038

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 0.5%[4]
RBC Dominion Securities, Inc., dated 3/28/24, due 4/1/24, 5.33% total to be received $223,641 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 4/4/24 - 3/1/54, totaling $227,979) (Cost $223,509)	$223,509	$223,509
Total Short-Term Investments - 10.5% (Cost $4,904,547)		4,904,547
Total Investments - 145.2% (Cost $57,302,303)		67,981,827
Liabilities in Excess of Other Assets - (45.2)%		(21,149,537)
Net Assets - 100.0%		$46,832,290
Value
Call Options Written - (44.9)%
Total Call Options Written - (44.9)% (Premium received $(14,294,743))	$(21,012,649)

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at March 31, 2024. Total value of such securities at period-end amounts to $218,862 and represents 0.47% of net assets.
[4]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
GFL Environmental, Inc.	25.00	4/19/24	47	$162,150	$(23,627)	$(56,400)
Zoom Video Communications, Inc. Class A	55.00	5/17/24	60	392,220	(87,553)	(69,300)
Airbnb, Inc. Class A	70.00	6/21/24	40	659,840	(194,781)	(387,800)
Alphabet, Inc. Class C	68.00	6/21/24	58	883,108	(182,094)	(507,500)
Charles Schwab Corp. (The)	27.50	6/21/24	122	882,548	(406,057)	(573,400)
Micron Technology, Inc.	45.00	6/21/24	58	683,762	(141,328)	(431,230)
NVIDIA Corp.	125.00	6/21/24	26	2,349,256	(153,216)	(2,031,120)
QUALCOMM, Inc.	120.00	6/21/24	20	338,600	(67,425)	(100,540)
Rivian Automotive, Inc. Class A	5.00	6/21/24	2,282	2,498,790	(3,261,408)	(1,465,044)
Levi Strauss & Co. Class A	13.00	7/19/24	290	579,710	(98,374)	(208,800)
Live Nation Entertainment, Inc.	70.00	7/19/24	35	370,195	(79,941)	(138,250)
ADT, Inc.	5.00	8/16/24	1,440	967,680	(272,479)	(280,800)
Huntsman Corp.	19.00	8/16/24	200	520,600	(115,844)	(188,000)
Archer-Daniels-Midland Co.	42.50	9/20/24	29	182,149	(31,168)	(61,190)
Illumina, Inc.	75.00	9/20/24	33	453,156	(241,271)	(229,680)
Sally Beauty Holdings, Inc.	7.50	9/20/24	1,574	1,954,908	(801,511)	(1,038,840)
Zoom Video Communications, Inc. Class A	55.00	9/20/24	60	392,220	(102,253)	(82,800)
Acuity Brands, Inc.	210.00	12/20/24	48	1,289,904	(291,896)	(352,800)
Alibaba Group Holding Ltd. ADR (China)	50.00	1/17/25	100	723,600	(276,829)	(256,000)
Alphabet, Inc. Class C	70.00	1/17/25	63	959,238	(203,646)	(538,965)
Apple, Inc.	155.00	1/17/25	35	600,180	(143,473)	(100,800)
Coty, Inc. Class A	10.00	1/17/25	480	574,080	(146,876)	(135,840)
D.R. Horton, Inc.	115.00	1/17/25	86	1,415,130	(333,187)	(491,060)
Huntsman Corp.	18.00	1/17/25	230	598,690	(159,670)	(223,100)
Illumina, Inc.	65.00	1/17/25	85	1,167,220	(690,768)	(688,500)
Lamb Weston Holdings, Inc.	75.00	1/17/25	33	351,549	(78,475)	(120,120)
Levi Strauss & Co. Class A	13.00	1/17/25	300	599,700	(116,766)	(228,000)
Match Group, Inc.	25.00	1/17/25	210	761,880	(293,387)	(289,800)
Micron Technology, Inc.	45.00	1/17/25	62	730,918	(163,377)	(478,020)
Progyny, Inc.	22.50	1/17/25	225	858,375	(357,031)	(411,750)
QUALCOMM, Inc.	120.00	1/17/25	88	1,489,840	(371,985)	(486,640)
Salesforce, Inc.	110.00	1/17/25	17	512,006	(99,945)	(335,580)
ServiceNow, Inc.	300.00	1/17/25	16	1,219,840	(251,749)	(777,600)
Shopify, Inc. Class A (Canada)	22.50	1/17/25	113	872,021	(321,591)	(652,575)
Wells Fargo & Co.	32.50	1/17/25	116	672,336	(150,707)	(302,180)
Zoom Video Communications, Inc. Class A	55.00	1/17/25	60	392,220	(113,653)	(100,080)
Alibaba Group Holding Ltd. ADR (China)	50.00	6/20/25	125	904,500	(336,965)	(342,500)
Charles Schwab Corp. (The)	47.50	6/20/25	200	1,446,800	(407,003)	(608,000)
NVIDIA Corp.	135.00	6/20/25	26	2,349,256	(167,311)	(2,035,670)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
QUALCOMM, Inc.	115.00	6/20/25	22	$372,460	$(98,808)	$(137,060)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	942,150	(189,507)	(313,500)
Clear Secure, Inc. Class A	17.45	1/16/26	960	2,041,920	(630,660)	(748,800)
D.R. Horton, Inc.	120.00	1/16/26	49	806,295	(192,158)	(299,880)
Illumina, Inc.	80.00	1/16/26	34	466,888	(265,550)	(252,620)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	1,692,320	(509,252)	(750,400)
MGM Resorts International	40.00	1/16/26	384	1,812,864	(524,188)	(570,240)
Zoom Video Communications, Inc. Class A	55.00	1/16/26	63	411,831	(148,000)	(133,875)
				Total	$(14,294,743)	$(21,012,649)

Meridian Funds	5	www.arrowmarkpartners.com/meridian/